March 1, 2023

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Bridge Builder Trust (the “Trust”)

Securities Act Registration No: 333-187194

Investment Company Act Registration No: 811-22811

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust, on behalf of the Bridge Builder Municipal High-Income Bond Fund, a series of the Trust, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from those contained in Post-Effective Amendment No. 60 to the Trust’s Registration Statement on Form N-1A, which was filed electronically on February 27, 2023.

If you have any questions, concerning the foregoing, please contact the undersigned at (314) 515-3289.

/s/ Evan Posner
Evan Posner
Secretary of Bridge Builder Trust

cc:	Gregory Rees (via email)

Nidhi McGurn (via email)